Other reserves (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Other reserves	£ 1,449	£ 3,183
Currency translation reserve
Disclosure of reserves within equity [line items]
Other reserves	2,184	2,736
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Other reserves	(68)	244
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Other reserves	358	1,181
Own credit reserve
Disclosure of reserves within equity [line items]
Other reserves	(1,001)	(954)
Other reserves
Disclosure of reserves within equity [line items]
Other reserves	£ (24)	£ (24)